Income Taxes (Tables)	12 Months Ended
Jun. 30, 2018
Income Tax Disclosure [Abstract]
Schedule of gross amounts of deferred tax assets and deferred tax liabilities
	June 30, 2018	June 30, 2017
Deferred tax assets:
Tax loss carryforward	$5,55,064	$4,46,071
Intangible assets	19,277	3,735
Stock based compensation	2,57,845	25,149
Valuation Allowance	(8,32,186)	(4,74,955)
Net deferred tax assets	$—	$—

Reconciliation of the federal statutory income tax rate to income tax expense expense

Reconciliation of the differences between income tax benefit computed at the federal and state statutory tax rates and the provision for income tax benefit for the years ended June 30, 2018 and 2017 is as follows:

	2018	2017

Income tax expense (benefit) at federal statutory rate	34%	34%
State taxes, net of federal benefit	5%	5%
Change in valuation allowance	-39%	-39%
	—	—